ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY	6 Months Ended
Jun. 30, 2023
Real Estate [Abstract]
ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY	ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY
Dole continuously reviews its assets in order to identify those that do not meet Dole’s future strategic direction or internal economic return criteria. As a result of this review, Dole has identified and is in the process of selling certain assets which are classified as either held for sale or actively marketed property. The assets that have been identified are available for sale in their present condition and an active program is underway to sell the properties. Dole is actively marketing these properties at a price that is in excess of book value. For property classified as held for sale, their sale is anticipated to occur during the ensuing year, while the timing of the sale of property classified as actively marketed is uncertain.
Assets held for sale
As of June 30, 2023 and December 31, 2022, assets held for sale were $10.5 million and $0.6 million, respectively, of property, plant and equipment. There were no liabilities held for sale as of June 30, 2023 and December 31, 2022. During the the three months ended June 30, 2023, Dole approved and committed to sell two vessels in Latin America in the Fresh Fruit reportable segment, and as a result, transferred related assets with a total net book value of $1.0 million to assets held for sale. Also, during the six months ended June 30, 2023, Dole approved and committed to sell two properties in the U.S. in the Diversified Fresh Produce – Americas & ROW reportable segment, one property in Ireland in the Diversified Fresh Produce – EMEA segment and certain assets in the U.S. that are excluded from the Vegetables Transaction. As a result, assets with total net book values of $3.4 million, $0.2 million and $6.9 million, respectively, were transferred to assets held for sale.
In the three months ended June 30, 2023, Dole sold the vessels and a property in Latin America, both in the Fresh Fruit reportable segment, and a property in the U.S. in the Diversified Fresh Produce – Americas & ROW reportable segment with net book values of $0.1 million, $0.2 million and $0.1 million, respectively, at total gains of $5.5 million, $4.8 million and $0.1 million, respectively. Also, in the six months ended June 30, 2023, Dole sold a property in the U.S. in the Diversified Fresh Produce – Americas & ROW reportable segment with a net book value of $0.3 million at a total gain of $0.3 million.
During the six months ended June 30, 2022, Dole approved and committed to sell two buildings in Europe in the Diversified – EMEA reportable segment and transferred related assets with a net book value of $2.8 million to assets held for sale. These buildings were subsequently sold at a total gain of $7.8 million for the three and six months ended June 30, 2022.
A rollforward of assets held for sale for the six months ended June 30, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$645
Additions	11,457
Sales	(1,620)
Foreign exchange impact	6
Balance as of June 30, 2023	$10,488
Actively marketed property
As of June 30, 2023 and December 31, 2022, actively marketed property was $29.4 million and $31.0 million, respectively, and consisted entirely of land in Hawaii in the Fresh Fruit reportable segment. During the six months ended June 30, 2023, Dole sold actively marketed Hawaii land with a net book value of $1.6 million at a total gain of $3.9 million. During the six months ended June 30, 2022, Dole sold actively marketed Hawaii land with a net book value of $14.7 million. There was no gain or loss from the sale in the three and six months ended June 30, 2022.
A rollforward of actively marketed property for the six months ended June 30, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$31,007
Land sales	(1,614)
Balance as of June 30, 2023	$29,393